Note 4 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
Balance, January 1, 2018	61,279,976	(9,147,897)	52,132,079
- Depreciation for the year	-	(3,305,951)	(3,305,951)
Balance, December 31, 2018	61,279,976	(12,453,848)	48,826,128
- Depreciation for the year	-	(4,178,886)	(4,178,886)
- Vessel acquisitions	71,214,470	-	71,214,470
- Vessel improvements	368,621	-	368,621
Balance, December 31, 2019	132,863,067	(16,632,734)	116,230,333